Lease Liability - Additional information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Area of real estate	4,900
Expiry date of lease agreement	Nov. 30, 2024
Area of subleased office space	616
Sublease income | $	$ 24,387	$ 24,387